Cover	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to correct the disclosure in Item 8.01 of the Current Report on Form 8-K dated June 18, 2025 (the “Original Filing”) as to the per share redemption price, aggregate amount of redemption payments and approximate balance in the trust account after redemptions. The numbers disclosed in the initial filing did not reflect amounts that were distributed to the SPAC for the payment of income taxes. With the exception of these three numbers, there are no other changes from the Original Filing.
Document Period End Date	Jun. 18, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41328
Entity Registrant Name	Goldenstone Acquisition Limited
Entity Central Index Key	0001858007
Entity Tax Identification Number	85-3373323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4360 E. New York St.
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	330
Local Phone Number	352-7788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false